Stockholders’ Deficiency - Stockholders’ deficiency transactions (Details) (USD $)	6 Months Ended		12 Months Ended													213 Months Ended	219 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2013	Jan. 31, 2014
Issuance of common stock on conversion of convertible preferred stock, Shares			3,459,450
Issuance of common stock on conversion of convertible preferred stock, Amount				$ 485,190	$ 347,760		$ 1,621,703		$ 287,153	$ 25,335,512	$ 1,480,244
Issuance of common stock as make-whole payments on convertible preferred stock, Amount											14,310,057
Issuance of common stock for services, Amount	207,000	185,342	392,421	699,445	1,990,005											14,899,700	15,106,700
Issuance of common stock as employee compensation, Amount				130,544	101,000	101,002	101,002	997,410	1,400,576	1,545,504	4,928	13,097	20,675	71,172	100,556
Exercise of employee stock options, Amount			5,180	1,299	577
Common Stock
Issuance of common stock on conversion of convertible preferred stock, Shares	30,166,666
Issuance of common stock on conversion of convertible preferred stock, Amount	30,167
Issuance of common stock as make-whole payments on convertible preferred stock, Shares	8,730,195
Issuance of common stock as make-whole payments on convertible preferred stock, Amount	8,730
Issuance of common stock for services, Shares	1,233,334
Issuance of common stock for services, Amount	1,233
Issuance of common stock as employee compensation, Shares	4,333,333
Issuance of common stock as employee compensation, Amount	4,333
Issuance of common stock for cash warrant exercises, Shares	70,732,022
Issuance of common stock for cash warrant exercises, Amount	70,731
Issuance of options in lieu of deferred salary
Exercise of employee stock options, Shares	526,306
Exercise of employee stock options, Amount	526
Exercise of employee stock options
Amortization of stock options as employee compensation
Total, Shares	115,721,856
Total, Amount	115,720
Additional Paid-In Capital
Issuance of common stock on conversion of convertible preferred stock, Amount	(30,167)
Issuance of common stock as make-whole payments on convertible preferred stock, Amount	235,620
Issuance of common stock for services, Amount	75,767
Issuance of common stock as employee compensation, Amount	125,667
Issuance of common stock for cash warrant exercises, Amount	4,090,828
Issuance of options in lieu of deferred salary	257,505
Exercise of employee stock options	237,566
Amortization of stock options as employee compensation	5,365
Total, Amount	4,998,151
Change to Stockholders Equity
Issuance of common stock on conversion of convertible preferred stock, Amount
Issuance of common stock as make-whole payments on convertible preferred stock, Amount	244,350
Issuance of common stock for services, Amount	77,000
Issuance of common stock as employee compensation, Amount	130,000
Issuance of common stock for cash warrant exercises, Amount	4,161,559
Issuance of options in lieu of deferred salary	257,505
Exercise of employee stock options	237,566
Amortization of stock options as employee compensation	5,365
Total, Amount	$ 5,113,871